Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 –          Income Taxes:

The Company has recorded no income tax benefit for its taxable losses during the period ending March 31, 2015 because there is no certainty that the Company will realize those benefits. The components of the Company’s deferred tax assets and liabilities as of March 31, 2015 and 2014 are as follows:

	2015	2014
Net operating loss carryforwards	$8,745,372	$5,999,692
Compensatory stock and warrants	33	10,691
Accrued expenses that are deductible in future periods	43,021	38,808
Depreciation method differences	—	—
	8,788,426	6,049,191
Valuation allowances	(8,788,426)	(6,049,191)

Net deferred tax assets	$—	$—

As of March 31, 2015 the Company has a net tax operating loss of $25,721,000 that will be available to offset future taxable income, if any. The use of net operating loss carryforwards to reduce future income tax liabilities is subject to limitations, and these amounts will begin to expire in 2028.

The following table illustrates the reconciliation of the tax benefit at the federal statutory rate to the Company’s effective rate for the period ending March 31, 2014 and 2013:

	2015	2014
Benefit at federal statutory rate	-34.00%	-39.60%
Benefit at state rate, net of federal deficit	5.70%	94.36%
Fair value adjustment of convertible debt	-3.69%	-1616.09%
Non-deductible derivative loss	0.00%	0.00%
Loss on extinguishment of debt	0.00%	0.00%
Non-deductible travel expenses	0.01%	0.48%
Benefit at the Company’s effective rate	31.98%	1560.85%
Less valuation allowance effective tax rate	0.00%	0.00%

The Company is required to file income tax returns for U.S. Federal and State of Florida purposes. The Company is not currently under any tax examination, but the statute of limitations has not yet expired because no federal or state tax returns have been filed since 2007. Therefore, the Company generally remains subject to examination of its U.S. Federal income tax returns for 2008 and subsequent years by the Internal Revenue Service. In addition, the Company also remains subject to examinations of its State of Florida tax returns for 2008 and subsequent years.